Financial assets and liabilities at fair value - Assets and liabilities Sensitivity analysis - level 3 (Details) SEK in Millions	12 Months Ended
	Dec. 31, 2017 SEK	Dec. 31, 2016 SEK	Dec. 31, 2015 SEK
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity, interest rate appreciation basis points	10
Sensitivity, interest rate depreciation basis points	(10)
Sensitivity, correlations appreciation percentage points	10
Sensitivity, correlations depreciation percentage points	(10)
Sensitivity, credit spreads appreciation basis points	10
Sensitivity, interest rate depreciation basis points	(10)
Sensitivity, correlations maximum positive relationship	1
Sensitivity correlations significant unobservable inputs maximum negative relationship	(1)
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value	SEK 2,000	SEK 3,000
Financial liabilities at fair value	(46,000)	(53,000)
Level 3 | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	214	227
Level 3 | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	(211)	(227)
Level 3 | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities		244
Level 3 | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	SEK 208	SEK 244
Level 3 | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads asset	10	10
Sensitivity liabilities	SEK 211
Level 3 | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads asset	(10)	(10)
Level 3 | Other interest-bearing securities except loans
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value	SEK 0	SEK 257	SEK 261
Level 3 | Other interest-bearing securities except loans | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity asset	0	0
Level 3 | Other interest-bearing securities except loans | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity asset	0	0
Level 3 | Other interest-bearing securities except loans | Interest rate | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value	0	257
Level 3 | Other interest-bearing securities except loans | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity asset	0	0
Level 3 | Other interest-bearing securities except loans | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity asset	0	0
Level 3 | Derivatives - net
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	(846)	(2,404)
Level 3 | Derivatives - net | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	(167)	(186)
Level 3 | Derivatives - net | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	155	176
Level 3 | Derivatives - net | Equity. | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	SEK (171)	SEK (1,270)
Level 3 | Derivatives - net | Equity. | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.78	0.74
Sensitivity liabilities	SEK 1	SEK 3
Level 3 | Derivatives - net | Equity. | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.02)	(0.01)
Sensitivity liabilities	SEK (1)	SEK (1)
Level 3 | Derivatives - net | Interest rate | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	SEK 1,001	SEK 1,017
Level 3 | Derivatives - net | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.19	0.09
Sensitivity liabilities	SEK (192)	SEK (220)
Level 3 | Derivatives - net | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.37)	(0.12)
Sensitivity liabilities	SEK 178	SEK 207
Level 3 | Derivatives - net | Currency risk | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	SEK (1,512)	SEK (1,989)
Level 3 | Derivatives - net | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.89	0.83
Sensitivity liabilities	SEK 24	SEK 31
Level 3 | Derivatives - net | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.81)	(0.76)
Sensitivity liabilities	SEK (22)	SEK (30)
Level 3 | Derivatives - net | Other | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	SEK (164)	SEK (162)
Level 3 | Derivatives - net | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.63	0.55
Sensitivity liabilities	SEK 0	SEK 0
Level 3 | Derivatives - net | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.05)	(0.04)
Sensitivity liabilities	SEK 0	SEK 0
Level 3 | Senior securities issued
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	(42,995)	(47,887)	SEK (38,709)
Level 3 | Senior securities issued | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	381	413
Level 3 | Senior securities issued | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	SEK (366)	SEK (403)
Level 3 | Senior securities issued | Equity. | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	10	10
Sensitivity liabilities	SEK 11	SEK 24
Level 3 | Senior securities issued | Equity. | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	(10)	(10)
Sensitivity liabilities	SEK (11)	SEK (24)
Level 3 | Senior securities issued | Equity. | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	SEK (680)	SEK (21,515)
Level 3 | Senior securities issued | Equity. | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.78	0.74
Sensitivity liabilities	SEK (1)	SEK (3)
Level 3 | Senior securities issued | Equity. | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.02)	(0.01)
Sensitivity liabilities	SEK 1	SEK 1
Level 3 | Senior securities issued | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	10	10
Sensitivity liabilities	SEK 106	SEK 125
Level 3 | Senior securities issued | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	(10)	(10)
Sensitivity liabilities	SEK (103)	SEK (125)
Level 3 | Senior securities issued | Interest rate | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	SEK (42,168)	SEK (26,224)
Level 3 | Senior securities issued | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.19	0.09
Sensitivity liabilities	SEK 195	SEK 222
Level 3 | Senior securities issued | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.37)	(0.12)
Sensitivity liabilities	SEK (181)	SEK (211)
Level 3 | Senior securities issued | Currency risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	10	10
Sensitivity liabilities	SEK 92	SEK 94
Level 3 | Senior securities issued | Currency risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	(10)	(10)
Sensitivity liabilities	SEK (92)	SEK (94)
Level 3 | Senior securities issued | Currency risk | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	SEK (34)	SEK (4)
Level 3 | Senior securities issued | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.89	0.83
Sensitivity liabilities	SEK (25)	SEK (51)
Level 3 | Senior securities issued | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.81)	(0.76)
Sensitivity liabilities	SEK 23	SEK 52
Level 3 | Senior securities issued | Other | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	10	10
Sensitivity liabilities	SEK 3	SEK 2
Level 3 | Senior securities issued | Other | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	(10)	(10)
Sensitivity liabilities	SEK (3)	SEK (2)
Level 3 | Senior securities issued | Other | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	SEK (113)	SEK (144)
Level 3 | Senior securities issued | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.63	0.55
Sensitivity liabilities	SEK 0	SEK 0
Level 3 | Senior securities issued | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.05)	(0.04)
Sensitivity liabilities	SEK 0	SEK 0